Share-based compensation - Schedule of company’s share options outstanding (Details)	6 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2026	Jun. 30, 2026 $ / shares	Jun. 30, 2026 exercisable	Jun. 30, 2025 $ / shares
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price	18.25
Number outstanding	138,500
Weighted average remaining contractual life [years]	4 years
Options exercisable, Exercise price (in Dollars per share) | $ / shares			$ 18.25		$ 10.42
Number exercisable (in exercisable)		138,500		138,500	58,789
Exercise price 5.60
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price	5.6
Number outstanding	12,500
Weighted average remaining contractual life [years]	2 months 8 days
Options exercisable, Exercise price (in Dollars per share) | $ / shares			5.6
Number exercisable (in exercisable) | exercisable				12,500
Exercise price 24.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price	24.5
Number outstanding	91,000
Weighted average remaining contractual life [years]	4 years 2 months 26 days
Options exercisable, Exercise price (in Dollars per share) | $ / shares			24.5
Number exercisable (in exercisable) | exercisable				91,000
Exercise price 6.50
Share-based compensation - Schedule of company’s share options outstanding (Details) [Line Items]
Options outstanding, Exercise price	6.5
Number outstanding	35,000
Weighted average remaining contractual life [years]	4 years 8 months 26 days
Options exercisable, Exercise price (in Dollars per share) | $ / shares			$ 6.5
Number exercisable (in exercisable) | exercisable				35,000